Intangible assets	12 Months Ended
Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
6	Intangible assets

Intangible assets are analyzed as follows:

	March 31,
	2015	2016
	$ in thousands	$ in thousands

Cost	6,939	6,159
Less: accumulated amortization	(2,820)	(2,867)

	4,119	3,292

The components of intangible assets are as follows:

	March 31,
	2015	2016
	$ in thousands	$ in thousands

Land use right of factory land in Shenzhen, Guangdong, PRC	1,880	1,599
Land use right of factory land in Xinxing, Guangdong, PRC	2,239	1,652
Golf club membership	—	41

	4,119	3,292

Amortization expense in relation to other intangible assets was approximately $289,000, $294,000 and $288,000 for each of the fiscal years ended March 31, 2014, 2015 and 2016, respectively.

As of March 31, 2016, future minimum amortization expenses in respect of other intangible assets are as follows:

Year ending March 31,	$ in thousands

2017	284
2018	284
2019	284
2020	284
2021	284
Thereafter	1,872

Total	3,292